Quarterly Report
February 28, 2023
MFS®  International Growth Fund
FGF-Q3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 1.1%
Rolls-Royce Holdings PLC (a)	87,696,264	$152,890,586
Alcoholic Beverages – 4.6%
Diageo PLC	7,254,884	$307,959,445
Pernod Ricard S.A.	1,465,175	306,378,667
		$614,338,112
Apparel Manufacturers – 5.9%
Burberry Group PLC	3,522,977	$104,499,516
Kering S.A.	257,560	151,193,720
LVMH Moet Hennessy Louis Vuitton SE	636,972	531,569,063
		$787,262,299
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	3,304,200	$55,500,756
Brokerage & Asset Managers – 1.8%
Deutsche Boerse AG	887,665	$154,915,685
London Stock Exchange Group PLC	925,910	82,772,462
		$237,688,147
Business Services – 1.2%
Experian PLC	4,910,440	$165,677,935
Chemicals – 0.7%
UPL Ltd.	11,730,414	$98,506,105
Computer Software – 6.1%
Dassault Systemes SE	1,785,059	$69,065,097
Kingsoft Corp.	12,101,000	39,851,562
NAVER Corp.	518,073	81,631,000
NICE Systems Ltd., ADR (a)	243,021	50,404,986
Oracle Corp. Japan	1,140,100	77,706,496
SAP SE	4,124,309	468,857,866
Wisetech Global Ltd.	841,310	35,665,400
		$823,182,407
Computer Software - Systems – 6.0%
Amadeus IT Group S.A. (a)	3,635,607	$228,415,582
Cap Gemini S.A.	730,553	137,425,698
Hitachi Ltd.	8,662,800	438,373,119
		$804,214,399
Construction – 0.3%
Kingspan Group PLC	683,564	$44,522,672
Consumer Products – 3.7%
AmorePacific Corp.	1,144,193	$119,672,255
KOSE Corp.	517,600	58,505,850
Reckitt Benckiser Group PLC	4,674,735	323,997,492
		$502,175,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.6%
Prysmian S.p.A.	4,550,510	$175,051,456
Schneider Electric SE	2,772,882	446,149,137
		$621,200,593
Electronics – 6.1%
ASML Holding N.V.	214,398	$132,432,912
Delta Electronics, Inc.	19,222,000	179,842,126
SK Hynix, Inc.	1,507,844	101,871,342
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,707,279	409,862,783
		$824,009,163
Energy - Independent – 0.7%
Reliance Industries Ltd.	3,216,785	$90,375,831
Entertainment – 0.2%
Lottery Corp. Ltd. (a)	8,785,853	$30,683,281
Food & Beverages – 4.3%
Nestle S.A.	5,140,426	$578,963,094
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	1,810,483	$11,951,432
Sugi Holdings Co. Ltd. (l)	1,228,600	51,434,174
		$63,385,606
Gaming & Lodging – 1.7%
Aristocrat Leisure Ltd.	3,448,663	$84,794,914
Flutter Entertainment PLC (a)	901,898	144,664,457
		$229,459,371
Insurance – 3.4%
AIA Group Ltd.	36,148,800	$383,390,782
Ping An Insurance Co. of China Ltd., “H”	10,408,000	70,673,733
		$454,064,515
Internet – 1.7%
Tencent Holdings Ltd.	3,549,400	$155,371,600
Z Holdings Corp.	28,017,700	75,870,339
		$231,241,939
Leisure & Toys – 0.5%
Prosus N.V.	941,180	$67,613,391
Machinery & Tools – 4.2%
Assa Abloy AB	9,851,799	$240,083,485
GEA Group AG	3,589,030	157,994,336
Ritchie Bros. Auctioneers, Inc. (l)	2,727,896	166,892,457
		$564,970,278
Major Banks – 1.6%
DBS Group Holdings Ltd.	8,500,200	$215,396,814
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	576,316	$39,259,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 5.4%
EssilorLuxottica	1,973,308	$343,130,278
QIAGEN N.V. (a)	3,852,396	177,492,966
Sonova Holding AG	403,167	98,967,151
Terumo Corp.	3,730,000	100,294,003
		$719,884,398
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	13,775,500	$58,089,669
Other Banks & Diversified Financials – 4.8%
AEON Financial Service Co. Ltd. (l)	4,908,700	$46,615,615
Credicorp Ltd.	864,669	110,176,124
Element Fleet Management Corp.	11,595,281	165,622,592
Grupo Financiero Banorte S.A. de C.V.	12,406,983	104,726,831
HDFC Bank Ltd.	10,916,059	211,223,612
		$638,364,774
Pharmaceuticals – 8.8%
Bayer AG	3,209,741	$191,101,278
Chugai Pharmaceutical Co. Ltd.	2,765,900	68,946,896
Hypera S.A.	5,896,779	46,911,124
Merck KGaA	549,321	104,205,330
Novartis AG	2,407,992	202,692,155
Roche Holding AG	1,950,079	562,755,717
		$1,176,612,500
Precious Metals & Minerals – 2.4%
Agnico Eagle Mines Ltd. (l)	3,336,293	$153,599,067
Franco-Nevada Corp.	1,289,725	164,625,433
		$318,224,500
Railroad & Shipping – 2.6%
Canadian National Railway Co.	1,613,930	$183,810,488
Canadian Pacific Railway Ltd.	2,078,777	157,877,362
		$341,687,850
Restaurants – 0.9%
Yum China Holdings, Inc.	1,448,117	$85,047,912
Yum China Holdings, Inc.	618,050	36,314,197
		$121,362,109
Specialty Chemicals – 9.1%
Akzo Nobel N.V.	1,488,838	$109,035,233
L'Air Liquide S.A.	1,653,749	263,354,991
Linde PLC	1,223,096	421,477,095
Nitto Denko Corp.	1,906,700	114,831,919
Showa Denko K. K.	4,132,300	67,892,880
Sika AG	444,242	124,473,604
Symrise AG	1,181,038	120,920,959
		$1,221,986,681
Specialty Stores – 0.8%
Alibaba Group Holding Ltd. (a)	8,090,700	$89,159,114
Just Eat Takeaway (a)	761,178	16,665,522
Meituan, “B” (a)	354,970	6,154,791
		$111,979,427

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.7%
ITC Ltd.	21,017,328	$95,771,947
Total Common Stocks		$13,100,546,113
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.55% (v)	272,510,546	$272,510,546
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.59% (j)	17,135,650	$17,135,650

Other Assets, Less Liabilities – 0.4%		47,873,781
Net Assets – 100.0%		$13,438,066,090
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $272,510,546 and $13,117,681,763, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,248,266,651	$—	$—	$2,248,266,651
Switzerland	1,607,111,088	—	—	1,607,111,088
Germany	1,375,488,420	—	—	1,375,488,420
Japan	1,155,972,047	—	—	1,155,972,047
United Kingdom	1,149,748,868	—	—	1,149,748,868
Canada	992,427,399	—	—	992,427,399
Taiwan	409,862,783	179,842,126	—	589,704,909
China	540,662,578	—	—	540,662,578
India	495,877,495	—	—	495,877,495
Other Countries	2,945,286,658	—	—	2,945,286,658
Mutual Funds	289,646,196	—	—	289,646,196
Total	$13,210,350,183	$179,842,126	$—	$13,390,192,309
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2023, the value of securities loaned was $28,312,369. These loans were collateralized by cash of $17,135,650 and U.S. Treasury Obligations (held by the lending agent) of $12,723,007.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$95,663,451	$1,464,192,411	$1,287,337,452	$(1,706)	$(6,158)	$272,510,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,095,891	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2023, are as follows:
France	16.7%
Switzerland	12.0%
Germany	10.2%
Japan	8.6%
United Kingdom	8.6%
Canada	7.4%
United States	5.5%
Taiwan	4.4%
China	4.0%
Other Countries	22.6%